Other Post-Employment Benefits - Additional Information (Detail) - Other Post Employment Benefits [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Contribution to defined benefit plan		$ 10.8	$ 10.3
Estimate of contribution expected to be paid to plan	$ 12.9
Past service cost adjustment		3.8	$ 0.0
Cost of sales [member]
Statement [Line Items]
Past service cost adjustment		3.4
Administrative And Selling Expenses [Member]
Statement [Line Items]
Past service cost adjustment		$ 0.4
Current Service Costs [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation		12 years 10 months 24 days
Current Service Costs [Member] | Top of range [member]
Statement [Line Items]
Weighted average duration of defined benefit obligation		28 years 4 months 24 days